UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg             New York, New York            May 11, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $30,950


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Alkermes PLC                        Shs            G01767105   2,981    160,700  Sh        Defined      02       160,700    0    0
Amylin Pharmaceuticals Inc          Com            032346108     459     18,400  Sh        Defined      02        18,400    0    0
Comcast Corp New                    Cl A           20030N101   1,068     35,600  Sh        Defined      02        35,600    0    0
Energy Transfer Equity LP           Com            29273V100   4,872    120,900  Sh        Defined      02       120,900    0    0
Enzon Pharmaceuticals Inc           Note           293904AE8     814    785,000  Prn       Defined      02       785,000    0    0
Georgia Gulf Corp                   Com            373200302   1,395     40,000  Sh        Defined      02        40,000    0    0
Goodrich Corp                       Com            382388106   5,281     42,100  Sh        Defined      02        42,100    0    0
Grifols S A                         Sp Adr         398438309   2,618    399,514  Sh        Defined      02       339,514    0    0
Illumina Inc                        Com            452327109     905     17,200  Sh        Defined      02        17,200    0    0
Novellus Systems Inc                Com            670008101   3,708     74,300  Sh        Defined      02        74,300    0    0
Proshares Short QQQ                 Pshs           74347R602     772     30,100  Sh        Defined      02        30,100    0    0
Sanofi                              Right          80105N113     673    498,115  Sh        Defined      02       498,115    0    0
Solutia Inc                         Com            834376501     933     33,400  Sh        Defined      02        33,400    0    0
Taleo Corp                          Cl A           87424N104   1,222     26,600  Sh        Defined      02        26,600    0    0
Thomas & Betts Corp                 Com            884315102     647      9,000  Sh        Defined      02         9,000    0    0
Vulcan Materials Co                 Com            929160109     897     21,000  Sh        Defined      02        21,000    0    0
Zoll Medical Corp                   Com            989922109   1,705     18,400  Sh        Defined      02        18,400    0    0